Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of the computation of basic and diluted net loss per share

	Years ended December 31,
	2022	2021
Basic and diluted:
Net loss	$(144,851)	$(48,013)
Weighted-average number of shares of common stock outstanding	8,843,703	6,708,466
Basic and diluted net loss per share	$(16.38)	$(7.16)

Schedule of antidilutive shares

	As of December 31,
	2022	2021
Shares of common stock issuable from stock options and RSUs	4,374,189	2,806,264
Shares of common stock issuable from common stock warrants	18,106,559	583,084
Potential common shares excluded from diluted net loss per share	22,480,748	3,389,348